GENERAL (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) Segment	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of subsidiaries [line items]
Geographical reporting segments | Segment	1
Cash	$ 2,727	$ 863	$ 1,813		$ 2,449
Working capital of business acquisition	10,169	11,554
Retained earnings	(270,210)	(258,939)
Net loss for the year	(11,587)	$ (10,234)	$ (12,792)
Securities issued through private placement offering and promissory notes offering				$ 50,000
Tjac And Certain Mym Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash	11,265
Working capital of business acquisition	270,210
Retained earnings	3,730
Net loss for the year	$ 11,750